Property and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Construction in-progress	Total
	$	$	$		$
Cost
Balance – December 31, 2023	3,598	1,973	348	—	5,919
Additions	945	20	—	280	1,245
Dispositions	—	(13)	(71)	—	(84)
Effects of foreign exchange	(193)	(68)	(10)	(12)	(283)
Balance – December 31, 2024	4,350	1,912	267	268	6,797
Additions	621	188	—	172	981
Transfers	—	—	473	(473)	—
Dispositions	(399)	(497)	—	—	(896)
Effects of foreign exchange	343	140	50	33	566
Balance – December 31, 2025	4,915	1,743	790	—	7,448

Accumulated depreciation
Balance – December 31, 2023	2,382	1,328	101	—	3,811
Depreciation	862	330	44	—	1,236
Dispositions	—	—	(73)	—	(73)
Effects of foreign exchange	(131)	(51)	2	—	(180)
Balance – December 31, 2024	3,113	1,607	74	—	4,794
Depreciation	751	272	46	—	1,069
Dispositions	(374)	(495)	—	—	(869)
Effects of foreign exchange	265	116	28	—	409
Balance – December 31, 2025	3,755	1,500	148	—	5,403

Carrying value
Balance – December 31, 2024	1,237	305	193	268	2,003
Balance – December 31, 2025	1,160	243	642	—	2,045